Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	VegaShares ETF Trust
Entity Central Index Key	0002068712
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
VegaShares SPX NDX RTY Premium Income ETF
Shareholder Report [Line Items]
Fund Name	VegaShares SPX NDX RTY Premium Income ETF
Class Name	VegaShares SPX NDX RTY Premium Income ETF
Trading Symbol	ODTE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VegaShares SPX NDX RTY Premium Income ETF for the period of April 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://vegasharesetfs.com/ODTE. You can also request this information by contacting us at 1-888-862-3299.
Additional Information Phone Number	1-888-862-3299
Additional Information Website	https://vegasharesetfs.com/ODTE
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[2]
VegaShares SPX NDX RTY Premium Income ETF	$18	0.68%
[1],[2]
Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.68%	[1]
Net Assets	$ 2,714,821
Holdings Count | $ / shares	7
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$2,714,821
Number of Holdings	7
Portfolio Turnover	6%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Security Type Breakdown

Top 10 Issuers	(%)
Invesco Nasdaq 100 ETF	33.4%
Vanguard S&P 500 ETF	33.3%
Vanguard Russell 2000 ETF	33.1%
First American Government Obligations Fund	0.1%
S&P 500 Mini Index (Short)	0.0%
Nasdaq-100 Micro Index (Short)	0.0%
Russell 2000 Index (Short)	0.0%

Updated Prospectus Web Address	https://vegasharesetfs.com/ODTE
VegaShares US Equity Autocallable Income ETF
Shareholder Report [Line Items]
Fund Name	VegaShares US Equity Autocallable Income ETF
Class Name	VegaShares US Equity Autocallable Income ETF
Trading Symbol	VAIE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VegaShares US Equity Autocallable Income ETF for the period of May 11, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://vegasharesetfs.com/VAIE. You can also request this information by contacting us at 1-888-862-3299.
Additional Information Phone Number	1-888-862-3299
Additional Information Website	https://vegasharesetfs.com/VAIE
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[2]
VegaShares US Equity Autocallable Income ETF	$10	0.74%
[3],[4]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.74%	[3]
Net Assets	$ 12,341,051
Holdings Count | $ / shares	2
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$12,341,051
Number of Holdings	2
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Security Type Breakdown

Top 10 Issuers	(%)
First American Government Obligations Fund	36.1%
NYSE U.S. 500 Adaptive Vol Autocallable Index	1.0%

Updated Prospectus Web Address	https://vegasharesetfs.com/VAIE

[1]
1	Amount shown reflects the expenses of the Fund from inception date through June 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[2]
2	Annualized

[3]
1	Amount shown reflects the expenses of the Fund from inception date through June 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[4]
2	Annualized